Shareholder Report, Line Graph (Details) 191782_Carillon ClariVest International Stock Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 16,220	$ 14,264	$ 12,014	$ 13,771	$ 11,809	$ 11,594	$ 9,874	$ 12,153	$ 9,629	$ 10,000	$ 22,373
MSCI ACWI ex-US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI ex-US Index
Accumulated Value	$ 16,945	$ 16,056	$ 13,887	$ 16,533	$ 15,333	$ 13,857	$ 11,404	$ 13,291	$ 10,450	$ 10,000	$ 22,432